Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Goodwill [Line Items]
Beginning balance		$ 3,650,037		$ 3,481,816	[1]
Additions		284,239	[2]	216,120	[3]
Purchase price adjustment	[4]	(11,938)
Foreign exchange		(41,019)		(47,899)
Impairment		(1,882,187)		0
Ending balance		1,999,132		3,650,037
Merchant Solutions
Goodwill [Line Items]
Beginning balance		1,796,591		1,774,763	[1]
Additions		0	[2]	21,828	[3]
Purchase price adjustment	[4]	0
Foreign exchange		0		0
Impairment		(1,159,145)
Ending balance		637,446		1,796,591
Digital Wallets
Goodwill [Line Items]
Beginning balance		1,853,446		1,707,053	[1]
Additions		284,239	[2]	194,292	[3]
Purchase price adjustment	[4]	(11,938)
Foreign exchange		(41,019)		(47,899)
Impairment		(723,042)
Ending balance		$ 1,361,686		$ 1,853,446

[1]	In 2021, a change in segments was reported. In connection with this change, $271,456 of goodwill was reallocated to Digital Commerce (former Digital Wallets) using a fair value allocation methodology. The prior periods were recast to reflect this change in the year ended December 31, 2021. Following the current year reevaluation of our reporting units, this portion of goodwill was reallocated back to Merchant Solutions (previously US Acquiring).
[2]	Additions to goodwill within the Digital Wallet segment related to SafetyPay (See Note 14).
[3]	Additions to goodwill within the Merchant Solutions segment relate to the acquisition of ICS (See Note 14) and additions to goodwill within the Digital Wallets segment relate to the acquisition of PagoEfectivo and viaFintech.
[4]	Purchase price adjustments mainly related to deferred tax asset on SafetyPay net operating losses.